Organization, Business Operations and Going Concern - Additional Information (Detail)								3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 05, 2023 USD ($)	Aug. 04, 2023 USD ($)	Jul. 06, 2023 USD ($)	Jun. 02, 2023 USD ($)	May 19, 2023 USD ($) Times $ / shares shares	Aug. 16, 2022	May 28, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares	May 25, 2021 shares
Proceeds from issuance initial public offering											$ 220,500,000	$ 0
Transaction costs							$ 13,000,756
Underwriting discount							4,500,000
Deferred underwriting discount							7,875,000
Other offering costs							625,756
Assets held in trust							$ 225,000,000
Percent of obligation to redeem public shares							100.00%
Percent of assets held in the Trust Account							80.00%
Minimum voting securities for business combination							50.00%
Share price | $ / shares							$ 10
Minimum tangible assets for business combination							$ 5,000,001
Interest on dissolution expenses							100,000
Working capital loans outstanding							$ 0
Operating bank account									$ 454,776			87,853
Working capital									8,140,896			3,073,843
Cash, Uninsured Amount									0			0
Payment to acquire restricted investments									640,000	$ 0	$ 225,000,000	0
Sales and excise tax payable current									$ 1,870,307			$ 0
Extension Agreement [Member]
Number of times up to which extension is permitted to consummate a business combination | Times					5
Business combination threshold date after extension one					Aug. 28, 2023
Business combination threshold date after extension two					Dec. 28, 2023
Payment to acquire restricted investments	$ 160,000	$ 160,000	$ 160,000	$ 160,000
Inflation Reduction Act Of 2022 [Member]
Percentage of the fair market value of the shares repurchased at the time of the repurchase representing excise tax amount						1
Percentage of excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations						1
Sponsor [Member] | Extension Agreement [Member]
Number of times up to which extension is permitted to consummate a business combination | Times					5
Business combination threshold date after extension one					Aug. 28, 2023
Business combination threshold date after extension two					Dec. 28, 2023
Per share amount to be deposited in the trust account | $ / shares					$ 0.04
Commitement to deposit in the trust account					$ 160,000
Sponsor [Member] | Extension Agreement [Member] | June Two Thousand And Twenty Three Promissory Note [Member]
Debt instrument, face amount				$ 160,000
Sponsor [Member] | Extension Agreement [Member] | July Six Thousand And Twenty Three Promissory Note [Member]
Debt instrument, face amount			$ 160,000
Sponsor [Member] | Extension Agreement [Member] | August Four Thousand And Twenty Three Promissory Note [Member]
Debt instrument, face amount		$ 160,000
Sponsor [Member] | Extension Agreement [Member] | September Five Thousand And Twenty Three Promissory Note [Member]
Debt instrument, face amount	$ 160,000
Common Class B [Member]
Common stock shares outstanding | shares									1,000		5,625,000	5,625,000	6,468,750
Common Class B [Member] | Extension Agreement [Member]
Conversion of shares from one class to another shares | shares					5,625,000
Common stock shares outstanding | shares									5,624,000
Common Class A [Member]
Proceeds from issuance initial public offering											$ 225,000,000	$ 225,000,000
Common stock shares outstanding | shares									5,624,000		0	0
Temporary equity stock redeemed during the period shares | shares					18,268,171
Temporary equity and permanent equity common stock shares outstanding | shares									9,855,829
Temporary equity stock shares redeemed during the period value					$ 187,030,705			$ (187,030,705)
Sales and excise tax payable current									$ 1,870,307
Excise tax liability as a percentage of shares redeemed									1.00%
Temporary equity stock shares outanding | shares									4,231,829		22,500,000	22,500,000
Common Class A [Member] | Extension Agreement [Member]
Conversion of shares from one class to another shares | shares					5,624,000
Temporary equity stock redeemed during the period shares | shares					18,268,171
Temporary equity stock shares outanding | shares									4,231,289			22,500,000
Maximum [Member] | Subsidiaries [Member] | LGM ENTERPRISES, LLC [Member] | Nonconsolidated Investees, Other [Member]
Equity method investment, ownership percentage									50.00%			50.00%
Minimum [Member] | Noncontrolling Interest [Member] | LGM ENTERPRISES, LLC [Member] | Entity One [Member]
Company's ownership interest									100.00%			100.00%
IPO [Member]
Sale of stock, number of shares issued in transaction | shares							22,500,000
Sale of stock, price per share | $ / shares							$ 10
Proceeds from issuance initial public offering							$ 225,000,000
Assets held in trust							$ 225,000,000
Private Placement [Member]
Sale of stock, number of shares issued in transaction | shares							4,333,333
Sale of stock, price per share | $ / shares							$ 1.5
Proceeds from issuance of private placement							$ 6,500,000